Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2023
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value

Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$–	$10,230	$10,230	$71,086	$71,086
Securities
Trading	180,651	9,500	–	–	–	–	190,151	190,151
Investment, net of applicable allowance	–	–	127,624	842	91,113	83,667	219,579	212,133
	180,651	9,500	127,624	842	91,113	83,667	409,730	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	–	–	–	54,322	54,322	340,191	340,191
Loans, net of applicable allowance
Retail	114	362	280	–	566,376	542,480	567,132	543,236
Wholesale	5,629	3,619	597	–	275,796	268,843	285,641	278,688
	5,743	3,981	877	–	842,172	811,323	852,773	821,924
Other
Derivatives	142,450	–	–	–	–	–	142,450	142,450
Other assets (1)	4,819	5	–	–	68,537	68,537	73,361	73,361
Financial liabilities
Deposits
Personal	$109	$26,702			$415,135	$412,886	$441,946	$439,697
Business and government (2)	174	137,454			607,447	605,260	745,075	742,888
Bank (3)	–	11,462			33,204	33,160	44,666	44,622
	283	175,618			1,055,786	1,051,306	1,231,687	1,227,207
Other
Obligations related to securities sold short	33,651	–			–	–	33,651	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679			36,559	36,559	335,238	335,238
Derivatives	142,629	–			–	–	142,629	142,629
Other liabilities (4)	(937)	11			92,500	92,402	91,574	91,476
Subordinated debentures	–	–			11,386	11,213	11,386	11,213

	As at October 31, 2022
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$–	$23,543	$23,543	$108,011	$108,011
Securities
Trading	138,507	9,698	–	–	–	–	148,205	148,205
Investment, net of applicable allowance	–	–	92,063	828	77,127	70,073	170,018	162,964
	138,507	9,698	92,063	828	77,127	70,073	318,223	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	–	–	–	53,180	53,180	317,845	317,845
Loans, net of applicable allowance
Retail	73	375	218	–	546,767	521,428	547,433	522,094
Wholesale	6,914	3,222	563	–	261,833	253,816	272,532	264,515
	6,987	3,597	781	–	808,600	775,244	819,965	786,609
Other
Derivatives	154,439	–	–	–	–	–	154,439	154,439
Other assets (1)	3,377	–	–	–	73,084	73,084	76,461	76,461
Financial liabilities
Deposits
Personal	$298	$21,959			$382,675	$380,396	$404,932	$402,653
Business and government (2)	447	152,119			607,304	605,102	759,870	757,668
Bank (3)	–	7,196			36,816	36,758	44,012	43,954
	745	181,274			1,026,795	1,022,256	1,208,814	1,204,275
Other
Obligations related to securities sold short	35,511	–			–	–	35,511	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835			25,112	25,112	273,947	273,947
Derivatives	153,491	–			–	–	153,491	153,491
Other liabilities (4)	(360)	69			90,348	90,160	90,057	89,869
Subordinated debentures	–	–			10,025	9,668	10,025	9,668

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2023 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$27,131	$26,702	$(429)	$112	$(57)
Business and government (3)	147,844	137,454	(10,390)	683	(1,030)
Bank (4)	11,485	11,462	(23)	–	–
	186,460	175,618	(10,842)	795	(1,087)
Obligations related to assets sold under repurchase agreements and securities loaned	298,734	298,679	(55)	3	4
Other liabilities	11	11	–	–	–
	$485,205	$474,308	$(10,897)	$798	$(1,083)

	As at or for the year ended October 31, 2022 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$22,328	$21,959	$(369)	$(238)	$(166)
Business and government (3)	160,775	152,119	(8,656)	(2,135)	(1,718)
Bank (4)	7,208	7,196	(12)	–	–
	190,311	181,274	(9,037)	(2,373)	(1,884)
Obligations related to assets sold under repurchase agreements and securities loaned	248,963	248,835	(128)	1	1
Other liabilities	69	69	–	–	–
	$439,343	$430,178	$(9,165)	$(2,372)	$(1,883)

(1)	$29 million in changes in fair value attributable to changes in credit risk were recognized in income for the year ended October 31, 2023, and $17 million in cumulative changes in credit risk were included in income for positions still held life-to-date
(October 31, 2022 – $97 million and $97 million respectively).
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2023, $2 million of fair value gains previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2022 – $3 million of fair value gains).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$1,998	$(7,382)
Designated as fair value through profit or loss (3)	1,499	8,543
	$3,497	$1,161
By product line (1)
Interest rate and credit (4)	$3,515	$1,251
Equities	(510)	(843)
Foreign exchange and commodities	492	753
	$3,497	$1,161

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net losses from financial instruments designated as FVTPL of $371 million (October 31, 2022 – losses of $2,805 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 9 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2023, $1,524 million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2022 – gains of $8,536 million).
(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$31,464	$10,999
Financial instruments measured at fair value through other comprehensive income	5,127	1,177
Financial instruments measured at amortized cost	50,400	28,595
	86,991	40,771
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$28,446	$8,336
Financial instruments measured at amortized cost	33,416	9,718
	61,862	18,054
Net interest income	$25,129	$22,717

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $451 million (October 31, 2022 – $601 million), and Interest expense of $35 million (October 31, 2022 – $6 million).
(2)	Includes dividend income for the year ended October 31, 2023 of $3,215 million (October 31, 2022 – $2,954 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2023						October 31, 2022
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$		$60,856	$–	$84,468	$–	$		$84,468
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	26,675	2,581	–			29,256	15,024	3,779	–			18,803
Provincial and municipal	–	16,389	–			16,389	–	13,257	–			13,257
U.S. federal, state, municipal and agencies (1), (2)	2,249	50,439	–			52,688	1,254	35,570	4			36,828
Other OECD government (3)	2,055	2,577	–			4,632	1,325	3,452	–			4,777
Mortgage-backed securities (1)	–	2	–			2	–	2	–			2
Asset-backed securities
Non-CDO securities (4)	–	1,245	–			1,245	–	1,308	2			1,310
Corporate debt and other debt	–	22,615	–			22,615	–	21,162	7			21,169
Equities	58,826	2,232	2,266			63,324	46,592	3,593	1,874			52,059
	89,805	98,080	2,266			190,151	64,195	82,123	1,887			148,205
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	2,731	3,528	–			6,259	1,226	2,555	–			3,781
Provincial and municipal	–	2,748	–			2,748	–	2,124	–			2,124
U.S. federal, state, municipal and agencies (1)	275	73,020	–			73,295	440	43,918	–			44,358
Other OECD government	–	6,192	–			6,192	–	5,144	–			5,144
Mortgage-backed securities (1)	–	2,672	29			2,701	–	2,860	28			2,888
Asset-backed securities
CDO	–	8,265	–			8,265	–	7,524	–			7,524
Non-CDO securities	–	441	–			441	–	524	–			524
Corporate debt and other debt	–	27,574	149			27,723	–	25,569	151			25,720
Equities	38	338	466			842	36	395	397			828
	3,044	124,778	644			128,466	1,702	90,613	576			92,891
Assets purchased under reverse repurchase agreements and securities borrowed	–	285,869	–			285,869	–	264,665	–			264,665
Loans	–	8,742	1,859			10,601	–	9,673	1,692			11,365
Other
Derivatives
Interest rate contracts	–	39,243	290			39,533	–	39,804	263			40,067
Foreign exchange contracts	–	89,644	4			89,648	–	99,424	13			99,437
Credit derivatives	–	224	–			224	–	388	–			388
Other contracts	2,352	13,927	111			16,390	3,939	14,786	62			18,787
Valuation adjustments	–	(1,805)	4			(1,801)	–	(2,100)	45			(2,055)
Total gross derivatives	2,352	141,233	409			143,994	3,939	152,302	383			156,624
Netting adjustments					(1,544)	(1,544)					(2,185)	(2,185)
Total derivatives						142,450						154,439
Other assets	1,392	3,421	11			4,824	1,221	2,141	15			3,377
	$96,593	$722,979	$5,189		$(1,544)	$823,217	$71,057	$685,985	$4,553		$(2,185)	$759,410
Financial liabilities
Deposits
Personal	$–	$26,428	$383	$		$26,811	$–	$22,016	$241	$		$22,257
Business and government	–	137,628	–			137,628	–	152,566	–			152,566
Bank	–	11,462	–			11,462	–	7,196	–			7,196
Other
Obligations related to securities sold short	14,391	19,260	–			33,651	16,383	19,128	–			35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679	–			298,679	–	248,835	–			248,835
Derivatives
Interest rate contracts	–	41,249	952			42,201	–	39,592	1,122			40,714
Foreign exchange contracts	–	81,750	53			81,803	–	94,310	145			94,455
Credit derivatives	–	176	–			176	–	125	–			125
Other contracts	3,119	17,306	549			20,974	3,847	16,663	847			21,357
Valuation adjustments	–	(982)	1			(981)	–	(967)	(8)			(975)
Total gross derivatives	3,119	139,499	1,555			144,173	3,847	149,723	2,106			155,676
Netting adjustments					(1,544)	(1,544)					(2,185)	(2,185)
Total derivatives						142,629						153,491
Other liabilities	370	(1,296)	–			(926)	341	(632)	–			(291)
	$17,880	$631,660	$1,938		$(1,544)	$649,934	$20,571	$598,832	$2,347		$(2,185)	$619,565

(1)	As at October 31, 2023, residential and commercial
mortgage
-backed securities (MBS) included in all fair value levels of trading securities were $14,345 million and $nil (October 31, 2022 – $12,273 million and $nil), respectively, and in all fair value levels of Investment securities were $24,365 million and $2,618 million (October 31, 2022 – $23,362 million and $2,755 million), respectively
.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2023 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$9.88	$107.13	$87.66
	Corporate debt and other debt	$–		Discounted cash flows	Credit spread	1.89%	9.96%	5.93%
	Loans	1,859			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$2
Government debt and municipal bonds
	Corporate debt and other debt	149		Discounted cash flows	Yields	7.73%	10.38%	8.60%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	4.16X	14.90X	6.93X
	Equities	2,732		Price-based	P/E multiples	6.60X	22.60X	8.60X
	Derivative related liabilities		–	Discounted cash flows	EV/Rev multiples	1.00X	5.00X	3.00X
					Liquidity discounts (4)	10.00%	40.00%	16.91%
					Discount rate	8.50%	13.30%	10.70%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	2.39%	5.18%	High
	Derivative related assets	293		Option pricing model	CPI swap rates	1.84%	2.35%	Even
	Derivative related liabilities		995		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.14%	10.71%	Lower
	Derivative related assets	111		Option pricing model	Equity (EQ)-EQ correlations	32.50%	96.49%	Middle
	Deposits		383		EQ-FX correlations	(83.15)%	38.44%	Middle
	Derivative related liabilities		485		EQ volatilities	6.70%	110.72%	Lower
Other (8)
	Asset-backed securities	–
	Derivative related assets	5
	Other assets	11
	Mortgage-backed securities	29
	U.S. state, municipal and agencies debt	–
	Derivative related liabilities		73
Total		$5,189	$1,938

As at October 31, 2022 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$1.00	$111.90	$85.64
	Corporate debt and other debt	$7		Discounted cash flows	Credit spread	1.67%	10.73%	6.20%
	Loans	1,692			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$130
Government debt and municipal bonds
	Corporate debt and other debt	151		Discounted cash flows	Yields	7.85%	10.72%	8.92%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	3.97X	14.31X	8.59X
	Equities	2,271		Price-based	P/E multiples	8.47X	24.04X	12.46X
	Derivative related liabilities		2	Discounted cash flows	EV/Rev multiples	0.35X	5.77X	3.88X
					Liquidity discounts (4)	10.00%	40.00%	17.35%
					Discount rate	10.80%	10.80%	10.80%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.88%	4.49%	High
	Derivative related assets	270		Option pricing model	CPI swap rates	1.98%	2.59%	Even
	Derivative related liabilities		1,216		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	(0.63)%	8.28%	Lower
	Derivative related assets	62		Option pricing model	Equity (EQ)-EQ correlations	33.00%	94.90%	Middle
	Deposits		241		EQ-FX correlations	(83.15)%	38.44%	Middle
	Derivative related liabilities		655		EQ volatilities	7.00%	129.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	51
	Other assets	15
	Mortgage-backed securities	28
	U.S. state, municipal and agencies debt	4
	Derivative related liabilities		103
Total		$4,553	$2,347

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)	The significant unobservable inputs include the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $483 million (October 31, 2022 – $373 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized
in Level 3

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	(16)	17	(10)	–	–
Equities	1,874	(196)	21	586	(67)	48	–	2,266	(154)
	1,887	(196)	21	588	(89)	65	(10)	2,266	(154)
Investment
Mortgage-backed securities	28	–	–	1	–	–	–	29	n.a.
Corporate debt and other debt	151	–	9	–	(11)	–	–	149	n.a.
Equities	397	–	70	1	(2)	–	–	466	n.a.
	576	–	79	2	(13)	–	–	644	n.a.
Loans	1,692	(95)	33	1,443	(868)	30	(376)	1,859	(44)
Other
Net derivative balances (3)
Interest rate contracts	(859)	(63)	5	(48)	235	42	26	(662)	(43)
Foreign exchange contracts	(132)	10	10	(14)	44	–	33	(49)	8
Other contracts	(785)	83	4	(143)	78	(159)	484	(438)	152
Valuation adjustments	53	–	–	–	(50)	–	–	3	–
Other assets	15	–	1	–	(5)	–	–	11	–
	$2,447	$(261)	$153	$1,828	$(668)	$(22)	$157	$3,634	$(81)
Liabilities
Deposits	$(241)	$5	$–	$(260)	$23	$(134)	$224	$(383)	$24
Other
Other liabilities	–	–	–	–	–	–	–	–	–
	$(241)	$5	$–	$(260)	$23	$(134)	$224	$(383)	$24

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$2	$–	$(23)	$–	$–	$4	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(3)	–	–	(6)	9	(18)	7	–
Equities	1,530	14	100	314	(82)	1	(3)	1,874	43
	1,582	11	102	314	(111)	10	(21)	1,887	43
Investment
Mortgage-backed securities	20	–	8	–	–	–	–	28	n.a.
Corporate debt and other debt	152	–	2	–	–	–	(3)	151	n.a.
Equities	334	–	51	11	(1)	37	(35)	397	n.a.
	506	–	61	11	(1)	37	(38)	576	n.a.
Loans	1,077	(25)	(37)	407	(466)	802	(66)	1,692	(78)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(187)	(5)	17	64	(13)	(100)	(859)	(16)
Foreign exchange contracts	47	(103)	(2)	(22)	3	5	(60)	(132)	(90)
Other contracts	(393)	165	(34)	(245)	70	(406)	58	(785)	271
Valuation adjustments	20	–	–	25	(11)	19	–	53	–
Other assets	–	–	1	15	(1)	–	–	15	–
	$2,204	$(139)	$86	$522	$(453)	$454	$(227)	$2,447	$130
Liabilities
Deposits	$(151)	$2	$(3)	$(120)	$26	$(143)	$148	$(241)	$19
Other
Other liabilities	(7)	(1)	–	–	8	–	–	–	–
	$(158)	$1	$(3)	$(120)	$34	$(143)	$148	$(241)	$19

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $65 million for the year ended October 31, 2023 (October 31, 2022 – gains of $50 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2023 included derivative assets of $409 million (October 31, 2022 – $383 million) and derivative liabilities of $1,555 million (October 31, 2022 – $2,106 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$4	$–	$–
Asset-backed securities	–	–	–	2	–	–
Corporate debt and other debt	–	–	–	7	–	–
Equities	2,266	50	(43)	1,874	27	(23)
Investment
Mortgage-backed securities	29	4	(4)	28	4	(4)
Corporate debt and other debt	149	11	(10)	151	12	(10)
Equities	466	48	(47)	397	38	(39)
Loans	1,859	33	(37)	1,692	60	(62)
Derivatives	409	10	(7)	383	5	(3)
Other assets	11	–	–	15	–	–
	$5,189	$156	$(148)	$4,553	$146	$(141)
Deposits	$(383)	$26	$(26)	$(241)	$9	$(9)
Derivatives	(1,555)	59	(66)	(2,106)	55	(57)
Other
Other liabilities	–	–	–	–	–	–
	$(1,938)	$85	$(92)	$(2,347)	$64	$(66)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2023
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using			Total	Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3
Interest-bearing deposits with banks	$10,230	$–	$–	$–	$–	$10,230
Amortized cost securities (2)	–	34	83,633	–	83,667	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	39,528	–	14,794	–	14,794	54,322
Loans
Retail	70,606	–	466,962	4,912	471,874	542,480
Wholesale	8,231	–	254,342	6,270	260,612	268,843
	78,837	–	721,304	11,182	732,486	811,323
Other assets	67,400	–	914	223	1,137	68,537
	195,995	34	820,645	11,405	832,084	1,028,079
Deposits
Personal	252,779	–	159,669	438	160,107	412,886
Business and government	385,727	–	218,761	772	219,533	605,260
Bank	16,902	–	16,251	7	16,258	33,160
	655,408	–	394,681	1,217	395,898	1,051,306
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	–	–	–	–	36,559
Other liabilities	76,982	–	1,856	13,564	15,420	92,402
Subordinated debentures	–	–	11,213	–	11,213	11,213
	$768,949	$–	$407,750	$14,781	$422,531	$1,191,480

	As at October 31, 2022
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using			Total	Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3
Interest-bearing deposits with banks	$23,543	$–	$–	$–	$–	$23,543
Amortized cost securities (2)	–	–	70,073	–	70,073	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	42,224	–	10,956	–	10,956	53,180
Loans
Retail	70,162	–	446,809	4,457	451,266	521,428
Wholesale	17,943	–	230,880	4,993	235,873	253,816
	88,105	–	677,689	9,450	687,139	775,244
Other assets	72,198	–	716	170	886	73,084
	226,070	–	759,434	9,620	769,054	995,124
Deposits
Personal	271,414	–	108,549	433	108,982	380,396
Business and government	406,045	–	198,265	792	199,057	605,102
Bank	22,638	–	14,120	–	14,120	36,758
	700,097	–	320,934	1,225	322,159	1,022,256
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	–	–	–	–	25,112
Other liabilities	77,801	–	1,554	10,805	12,359	90,160
Subordinated debentures	–	–	9,608	60	9,668	9,668
	$803,010	$–	$332,096	$12,090	$344,186	$1,147,196

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.